Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease Liability
Lease Liability

8. Lease Liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of March 31, 2022:

Office lease

Balance, December 31, 2020	$176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277
Addition	-
Interest expense	1,317
Lease payments	(32,422)
Foreign exchange loss	717
Balance, March 31, 2022	$31,889

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional monthly payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$40,512	$-	$-	$40,512
Additional rent	37,515	-	-	37,515
	$78,027	$-	$-	$78,027

The monthly rental expenses are offset by rental income obtained through a series of short-term subleases held by the Company.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three Months Ended March 31, 2022

(Expressed in United States Dollars)

9. Lease liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of December 31, 2021:

Office lease

Balance, December 31, 2019	$274,981
Addition	-
Interest expense	22,156
Lease payments	(123,098)
Foreign exchange gain	2,568
Balance, December 31, 2020	176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional monthly payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$81,025	$-	$-	$81,025
Additional rent	75,030	-	-	75,030
	$156,055	$-	$-	$156,055

The monthly rental expenses are offset by rental income obtained through a series of short-term subleases held by the Company.